October 31, 2001



Securities and Exchange Commission
450 Fifth St. N.W., Mail Stop 5-6
ATTN: Zandra Y. Bailes, Document Control - EDGAR
Washington, D.C.  20549-1004

Re:  AXP Variable Portfolio - Income Series, Inc.
         AXP Variable Portfolio - Bond Fund
         AXP Variable Portfolio - Extra Income Fund
         AXP Variable Portfolio - Federal Income Fund
         AXP Variable Portfolio - Global Bond Fund

         Post-Effective Amendment No. 41
         File No. 2-73113/811-3219


Dear Ms. Bailes:

Registrant certifies that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

Sincerely,

AXP VARIABLE PORTFOLIO - INCOME SERIES, INC.
         AXP Variable Portfolio - Bond Fund
         AXP Variable Portfolio - Extra Income Fund
         AXP Variable Portfolio - Federal Income Fund
         AXP Variable Portfolio - Global Bond Fund




/s/ Leslie L. Ogg
-----------------
    Leslie L. Ogg
    Vice President


LLO/CLG/ps